VANECK IG FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

January 31, 2023 (unaudited)

	Par (000’s)	Value
FLOATING RATE NOTES: 98.5%
Australia: 9.0%
Commonwealth Bank of Australia 144A
4.09% (SOFR+0.40%), 07/07/25	$22,452	$22,318,420
4.83% (SOFR+0.52%), 06/15/26	10,720	10,608,336
5.05% (SOFR+0.74%), 03/14/25	13,950	13,996,226
Macquarie Bank Ltd. 144A 5.63% (SOFR+1.31%), 03/21/25	10,675	10,706,844
Macquarie Group Ltd. 144A 6.07% (ICE LIBOR USD 3 Month+1.35%), 03/27/24	1,880	1,881,374
National Australia Bank Ltd. 144A
4.12% (SOFR+0.38%), 01/12/25	2,875	2,864,072
4.39% (SOFR+0.65%), 01/12/27	10,700	10,564,276
5.14% (SOFR+0.86%), 06/09/25	10,750	10,779,990
Westpac Banking Corp.
4.47% (SOFR+0.30%), 11/18/24	4,300	4,285,592
5.20% (SOFR+1.00%), 08/26/25	11,850	11,932,693
5.51% (ICE LIBOR USD 3 Month+0.77%), 02/26/24	1,575	1,577,654
		101,515,477
Canada: 6.2%
Bank of Montreal
4.02% (SOFR Compound Index+0.32%), 07/09/24	3,160	3,148,398
4.58% (SOFR Compound Index+0.27%), 09/15/23	2,069	2,066,814
4.62% (SOFR Compound Index+0.35%), 12/08/23	1,875	1,872,009
4.98% (SOFR Compound Index+0.71%), 03/08/24	1,575	1,577,732
Bank of Nova Scotia
4.24% (SOFR Compound Index+0.45%), 04/15/24	3,736	3,731,752
4.38% (SOFR+0.38%), 07/31/24	3,750	3,736,507
4.57% (SOFR+0.26%), 09/15/23	1,883	1,881,764
4.86% (SOFR Compound Index+0.55%), 09/15/23	4,990	5,008,152
Canadian Imperial Bank of Commerce
4.23% (SOFR Compound Index+0.42%), 10/18/24	4,006	3,989,177
4.63% (SOFR+0.94%), 04/07/25	13,950	13,901,709
4.71% (SOFR Compound Index+0.40%), 12/14/23	1,875	1,875,464
	Par (000’s)	Value
Canada (continued)
5.39% (ICE LIBOR USD 3 Month+0.66%), 09/13/23	$1,565	$1,568,926
Enbridge, Inc. 4.78% (SOFR Compound Index+0.63%), 02/16/24	2,025	2,018,231
Federation des Caisses Desjardins du Quebec 144A 4.62% (SOFR+0.43%), 05/21/24	3,050	3,038,167
Royal Bank of Canada
4.03% (SOFR Compound Index+0.34%), 10/07/24	2,866	2,849,973
4.16% (SOFR Compound Index+0.30%), 01/19/24	2,206	2,201,188
4.35% (SOFR Compound Index+0.36%), 07/29/24	3,744	3,732,040
4.40% (SOFR Compound Index+0.45%), 10/26/23	3,153	3,155,057
Toronto-Dominion Bank
4.60% (SOFR+0.35%), 03/04/24	2,370	2,366,744
4.63% (SOFR+0.35%), 09/10/24	5,162	5,141,362
4.77% (SOFR+0.45%), 09/28/23	1,600	1,600,926
		70,462,092
Cayman Islands: 0.2%
MassMutual Global Funding II 144A 4.10% (SOFR+0.36%), 04/12/24	1,905	1,903,918
China: 0.2%
Tencent Holdings Ltd. 144A 5.69% (ICE LIBOR USD 3 Month+0.91%), 04/11/24	2,550	2,542,120
France: 1.9%
Banque Federative du Credit Mutuel SA 144A 4.49% (SOFR Compound Index+0.41%), 02/04/25	4,147	4,091,293
BPCE SA 144A 5.98% (ICE LIBOR USD 3 Month+1.24%), 09/12/23	1,700	1,702,951
Societe Generale SA 144A 4.93% (SOFR+1.05%), 01/21/26	16,125	15,838,503
		21,632,747
Germany: 0.4%
Bayer US Finance II LLC 144A 5.78% (ICE LIBOR USD 3 Month+1.01%), 12/15/23	4,050	4,060,586
Ireland: 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust

1

VANECK IG FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
Ireland (continued)
5.00% (SOFR+0.68%), 09/29/23	$1,725	$1,715,290
Japan: 3.9%
Mizuho Financial Group, Inc.
5.12% (SOFR+0.96%), 05/22/26	16,050	15,940,280
5.39% (ICE LIBOR USD 3 Month+0.63%), 05/25/24	6,300	6,292,980
5.74% (ICE LIBOR USD 3 Month+1.00%), 09/11/24	3,752	3,756,385
Sumitomo Mitsui Financial Group, Inc.
4.61% (SOFR+0.88%), 01/14/27	10,745	10,571,211
5.59% (ICE LIBOR USD 3 Month+0.80%), 10/16/23	2,683	2,689,141
Sumitomo Mitsui Trust Bank Ltd. 144A 4.75% (SOFR+0.44%), 09/16/24	4,450	4,433,453
		43,683,450
Netherlands: 1.8%
Cooperatieve Rabobank UA 4.04% (SOFR Compound Index+0.30%), 01/12/24	2,500	2,496,627
ING Groep NV
5.75% (ICE LIBOR USD 3 Month+1.00%), 10/02/23	1,640	1,645,376
5.96% (SOFR Compound Index+1.64%), 03/28/26	10,765	10,789,741
Shell International Finance BV 5.05% (ICE LIBOR USD 3 Month+0.40%), 11/13/23	1,725	1,728,734
Siemens Financieringsmaatschappij NV 144A 4.71% (SOFR+0.43%), 03/11/24	3,275	3,275,087
		19,935,565
Norway: 1.1%
DNB Bank ASA 144A 5.15% (SOFR Compound Index+0.83%), 03/28/25	13,025	12,993,437
Spain: 0.3%
Banco Santander SA 5.41% (SOFR+1.24%), 05/24/24	3,900	3,912,380
Switzerland: 1.8%
Credit Suisse Group AG 144A 5.98% (ICE LIBOR USD 3 Month+1.24%), 06/12/24	4,281	4,142,759
UBS AG 144A 4.47% (SOFR+0.36%), 02/09/24	3,125	3,123,265
UBS Group AG 144A
	Par (000’s)	Value
Switzerland (continued)
5.71% (SOFR+1.58%), 05/12/26	$12,920	$13,043,860
		20,309,884
United Kingdom: 9.4%
ANZ New Zealand Int’l Ltd./ London 144A 4.77% (SOFR+0.60%), 02/18/25	3,000	2,993,209
Barclays Plc 6.02% (ICE LIBOR USD 3 Month+1.38%), 05/16/24	8,730	8,745,186
HSBC Holdings Plc
4.75% (SOFR+0.58%), 11/22/24	2,875	2,830,061
5.67% (ICE LIBOR USD 3 Month+1.00%), 05/18/24	11,445	11,456,993
5.70% (SOFR+1.43%), 03/10/26	10,750	10,742,189
5.97% (ICE LIBOR USD 3 Month+1.23%), 03/11/25	10,750	10,749,873
6.12% (ICE LIBOR USD 3 Month+1.38%), 09/12/26	16,092	15,898,149
NatWest Group Plc 6.27% (ICE LIBOR USD 3 Month+1.55%), 06/25/24	4,375	4,387,274
NatWest Markets Plc 144A 5.77% (SOFR+1.45%), 03/22/25	10,805	10,775,454
Standard Chartered Plc 144A
5.12% (SOFR+0.93%), 11/23/25	10,750	10,553,315
6.06% (SOFR+1.74%), 03/30/26	10,725	10,717,203
UBS AG 144A 4.56% (SOFR+0.45%), 08/09/24	5,725	5,719,220
		105,568,126
United States: 62.2%
American Electric Power Co., Inc. 5.29% (ICE LIBOR USD 3 Month+0.48%), 11/01/23	2,025	2,017,360
American Express Co.
4.30% (SOFR Compound Index+0.23%), 11/03/23	1,891	1,888,667
4.73% (SOFR Compound Index+0.65%), 11/04/26	10,738	10,611,222
4.79% (SOFR Compound Index+0.72%), 05/03/24	2,875	2,882,268
5.18% (SOFR+0.93%), 03/04/25 †	2,900	2,909,848
5.21% (ICE LIBOR USD 3 Month+0.75%), 08/03/23	1,575	1,577,668
Analog Devices, Inc. 4.57% (SOFR+0.25%), 10/01/24	3,029	2,992,693
AT&T, Inc. 4.96% (SOFR Compound Index+0.64%), 03/25/24	2,425	2,425,133

2

	Par (000’s)	Value
United States (continued)
5.92% (ICE LIBOR USD 3 Month+1.18%), 06/12/24	$9,274	$9,374,404
Athene Global Funding 144A 4.90% (SOFR Compound Index+0.70%), 05/24/24	8,733	8,659,514
Bank of America Corp.
4.64% (SOFR+0.69%), 04/22/25	12,868	12,805,454
4.68% (SOFR+0.73%), 10/24/24	2,913	2,913,575
4.76% (SOFR+0.66%), 02/04/25	4,325	4,297,513
4.96% (Bloomberg 3 Month Short Term Bank Yield Index+0.43%), 05/28/24	7,140	7,102,015
5.07% (SOFR+1.10%), 04/25/25 †	10,850	10,873,575
5.15% (SOFR+1.05%), 02/04/28	10,743	10,586,342
5.30% (ICE LIBOR USD 3 Month+0.77%), 02/05/26	22,229	22,199,964
5.55% (ICE LIBOR USD 3 Month+0.79%), 03/05/24	4,681	4,682,915
5.65% (SOFR+1.33%), 04/02/26 †	10,750	10,784,256
5.78% (ICE LIBOR USD 3 Month+0.96%), 07/23/24	2,870	2,877,890
BMW US Capital LLC 144A
4.51% (SOFR Compound Index+0.38%), 08/12/24	4,200	4,171,541
4.85% (SOFR Compound Index+0.53%), 04/01/24	2,454	2,446,935
Capital One Financial Corp. 4.96% (SOFR+0.69%), 12/06/24	5,307	5,255,513
Caterpillar Financial Services Corp.
4.41% (SOFR+0.24%), 05/17/24	2,862	2,861,864
4.56% (SOFR+0.27%), 09/13/24	4,291	4,280,632
4.57% (SOFR+0.45%), 11/13/23	1,600	1,601,195
CenterPoint Energy, Inc. 4.78% (SOFR Compound Index+0.65%), 05/13/24	4,158	4,111,270
Charles Schwab Corp.
4.65% (SOFR Compound Index+0.52%), 05/13/26	10,763	10,513,113
4.82% (SOFR Compound Index+0.50%), 03/18/24	3,904	3,905,558
5.30% (SOFR Compound Index+1.05%), 03/03/27	10,712	10,650,663
Chevron USA, Inc. 4.85% (ICE LIBOR USD 3 Month+0.20%), 08/11/23	1,725	1,724,965
Citigroup, Inc.
	Par (000’s)	Value
United States (continued)
4.62% (SOFR+0.69%), 01/25/26 †	$10,827	$10,705,736
4.73% (SOFR+0.67%), 05/01/25	10,684	10,589,388
5.31% (ICE LIBOR USD 3 Month+0.55%), 08/25/36	11,255	8,977,097
5.49% (SOFR+1.28%), 02/24/28	10,685	10,580,325
5.59% (SOFR+1.37%), 05/24/25	10,775	10,810,932
5.75% (ICE LIBOR USD 3 Month+1.10%), 05/17/24 †	8,577	8,593,318
5.78% (ICE LIBOR USD 3 Month+1.02%), 06/01/24	5,705	5,718,087
5.85% (SOFR+1.53%), 03/17/26	10,760	10,823,763
6.00% (ICE LIBOR USD 3 Month+1.25%), 07/01/26	13,907	14,081,578
Comcast Corp. 5.42% (ICE LIBOR USD 3 Month+0.63%), 04/15/24	3,024	3,032,245
Credit Suisse AG
4.44% (SOFR Compound Index+0.39%), 02/02/24	2,950	2,884,701
4.49% (SOFR Compound Index+0.38%), 08/09/23	1,860	1,835,811
Daimler Truck Finance North America LLC 144A 4.66% (SOFR+1.00%), 04/05/24	1,730	1,730,920
Deutsche Bank NY 4.60% (SOFR+0.50%), 11/08/23	2,325	2,318,277
Dominion Energy, Inc. 5.30% (ICE LIBOR USD 3 Month+0.53%), 09/15/23	3,277	3,281,528
Florida Power & Light Co. 4.12% (SOFR Compound Index+0.38%), 01/12/24	3,215	3,208,088
GA Global Funding Trust 144A 4.79% (SOFR+0.50%), 09/13/24	3,025	2,948,973
General Electric Co. 4.91% (ICE LIBOR USD 3 Month+0.38%), 05/05/26	19,282	18,821,571
General Motors Financial Co., Inc. 5.36% (SOFR+1.20%), 11/17/23	2,475	2,473,733
Goldman Sachs Group, Inc.
4.60% (SOFR+0.70%), 01/24/25	3,720	3,700,852
4.85% (SOFR+0.58%), 03/08/24	2,194	2,191,032
5.78% (ICE LIBOR USD 3 Month+1.17%), 05/15/26	22,026	22,245,162
6.33% (ICE LIBOR USD 3 Month+1.60%), 11/29/23	5,591	5,650,423

3

VANECK IG FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
United States (continued)
6.55% (ICE LIBOR USD 3 Month+1.75%), 10/28/27	$21,370	$22,015,677
Hartford Financial Services Group, Inc. 144A 6.73% (ICE LIBOR USD 3 Month+2.12%), 02/12/47	10,647	9,132,464
Jackson National Life Global Funding 144A 5.47% (SOFR+1.15%), 06/28/24	5,000	5,022,773
John Deere Capital Corp. 3.87% (SOFR+0.20%), 10/11/24	3,583	3,565,079
JPMorgan Chase & Co.
4.77% (SOFR+0.54%), 06/01/25	10,732	10,644,528
4.78% (SOFR+0.89%), 04/22/27	10,675	10,523,681
4.90% (SOFR+0.58%), 03/16/24	3,915	3,916,396
4.90% (SOFR+0.58%), 06/23/25	10,685	10,594,569
5.09% (SOFR+0.77%), 09/22/27	10,676	10,414,311
5.12% (SOFR+0.92%), 02/24/26	16,111	16,020,708
5.27% (SOFR+1.32%), 04/26/26	10,805	10,857,058
5.28% (SOFR+0.97%), 06/14/25	10,723	10,730,256
5.38% (SOFR+1.18%), 02/24/28	16,050	15,898,528
5.55% (ICE LIBOR USD 3 Month+0.73%), 04/23/24	2,881	2,883,747
5.66% (ICE LIBOR USD 3 Month+0.85%), 01/10/25	2,875	2,877,864
5.71% (ICE LIBOR USD 3 Month+0.89%), 07/23/24	5,703	5,718,845
Lincoln National Corp. 7.01% (ICE LIBOR USD 3 Month+2.36%), 05/17/66	12,139	9,774,930
MassMutual Global Funding II 144A 4.15% (SOFR+0.27%), 10/21/24	2,835	2,812,742
Metropolitan Life Global Funding I 144A
4.01% (SOFR+0.32%), 01/07/24	2,040	2,035,857
4.62% (SOFR+0.30%), 09/27/24	2,940	2,928,095
Morgan Stanley
4.58% (SOFR+0.62%), 01/24/25	7,200	7,161,501
5.02% (SOFR+1.17%), 04/17/25	10,735	10,765,673
5.13% (SOFR+0.95%), 02/18/26	16,140	16,080,994
	Par (000’s)	Value
United States (continued)
5.77% (ICE LIBOR USD 3 Month+1.22%), 05/08/24	$9,995	$10,017,511
NextEra Energy Capital Holdings, Inc. 4.47% (SOFR Compound Index+0.40%), 11/03/23	4,145	4,139,658
PPL Electric Utilities Corp. 4.65% (SOFR+0.33%), 06/24/24	3,881	3,835,993
Public Storage 4.36% (SOFR+0.47%), 04/23/24	4,149	4,137,834
Roche Holdings, Inc. 144A
4.61% (SOFR+0.33%), 09/11/23	2,450	2,450,367
4.84% (SOFR+0.56%), 03/10/25	16,225	16,231,520
Simon Property Group LP 4.16% (SOFR Compound Index+0.43%), 01/11/24	1,706	1,695,805
Starbucks Corp. 4.55% (SOFR Compound Index+0.42%), 02/14/24	1,738	1,734,023
Thermo Fisher Scientific, Inc.
4.20% (SOFR Compound Index+0.39%), 10/18/23	1,575	1,572,264
4.34% (SOFR Compound Index+0.53%), 10/18/24	2,873	2,866,589
Toyota Motor Credit Corp.
4.06% (SOFR Compound Index+0.33%), 01/11/24	2,359	2,358,720
4.58% (SOFR+0.29%), 09/13/24	3,461	3,452,800
4.97% (SOFR Compound Index+0.65%), 12/29/23	2,050	2,053,601
5.05% (SOFR+0.75%), 12/11/23	4,700	4,712,652
Truist Bank 4.00% (SOFR+0.20%), 01/17/24	4,000	3,990,263
Truist Financial Corp. 4.68% (SOFR+0.40%), 06/09/25 †	21,549	21,297,786
Verizon Communications, Inc.
5.11% (SOFR Compound Index+0.79%), 03/20/26	16,164	16,116,357
5.71% (ICE LIBOR USD 3 Month+1.10%), 05/15/25	21,888	22,193,624
Volkswagen Group of America Finance LLC 144A 5.21% (SOFR+0.95%), 06/07/24	3,025	3,022,800
Warnermedia Holdings, Inc. 144A 6.09% (SOFR Compound Index+1.78%), 03/15/24	1,725	1,730,487
Wells Fargo & Co.

4

	Par (000’s)	Value
United States (continued)
5.24% (SOFR+1.32%), 04/25/26	$16,225	$16,300,201
		701,476,196
Total Floating Rate Notes (Cost: $1,114,386,203)		1,111,711,268
	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.1%
Money Market Fund: 1.1% (Cost: $12,695,192)
State Street Navigator Securities Lending Government Money Market Portfolio	12,695,192	$12,695,192
Total Investments: 99.6% (Cost: $1,127,081,395)		1,124,406,460
Other assets less liabilities: 0.4%		4,203,907
NET ASSETS: 100.0%		$1,128,610,367

Definitions:

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $12,904,567.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $263,992,326, or 23.4% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Financials	86.8%	$964,500,630
Technology	5.3	58,676,577
Consumer Non-Cyclicals	2.0	22,096,658
Utilities	1.8	20,593,897
Industrials	1.5	17,077,456
Consumer Cyclicals	0.8	8,961,042
Healthcare	0.8	8,499,438
Real Estate	0.5	5,833,639
Energy	0.5	5,471,931
	100.0%	$1,111,711,268
5